Private Placement	1 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Private Placement [Abstract]
Private Placement

NOTE 4 — PRIVATE PLACEMENT

The Sponsor has committed to purchase an aggregate of 10,733,333 Private Placement Warrants at a price of $0.44 per private placement warrant (or 11,533,333 Private Placement Warrants if the underwriters’ over-allotment option is exercised in full at a price of $0.43 per Private Placement Warrant), or $4,700,000 in the aggregate (or $5,000,000 if the underwriters’ overallotment option is exercised in full) in a private placement that will close simultaneously with the closing of the Proposed Public Offering. The underwriters have committed to use a portion of their underwriting discount and commission to purchase an aggregate of 2,666,667 Private Placement Warrants (or 3,066,667 Private Placement Warrants if the underwriters’ over-allotment option is exercised in full) at a price of $0.75 per warrant, or $2,000,000 in the aggregate (or $2,300,000 in the aggregate if the underwriters’ overallotment option is exercised in full), in a private placement that will close simultaneously with the closing of the Proposed Public Offering.

The private placement warrants are identical to the warrants included in the units sold in this offering, subject to certain limited exceptions, so long as they are held by the Sponsor, underwriters or the initial lender providing working capital loans, as applicable, or any of their respective permitted transferees. The proceeds from the sale of the Private Placement Securities will be added to the net proceeds from the Proposed Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Securities held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants may expire worthless.

NOTE 4 — PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 11,533,333 Private Placement Warrants at a price of $0.43 per Private Placement Warrant, or $5,000,000 in the aggregate, in a private placement. The fair value of the Private Placement Warrants as of the Initial Public Offering was approximately $0.50 per warrant, for a total initial fair value of $5,714,753. Upon issuance of the Private Placement Warrants to the Sponsor, the Company recorded a loss of $714,753 for the excess fair value of the derivative warrants over the proceeds received from the sale of the Private Placement Warrants which is included in the change in fair value of the derivative liabilities on the unaudited condensed statements of operations (see also Note 8).

Cohen & Company Capital Markets, a division of Cohen & Company Securities, LLC and Drexel Hamilton, LLC (collectively, the “Underwriters”) used a portion of their underwriting discount and commission and purchased an aggregate of 3,005,334 Private Placement Warrants and 61,333 Private Placement Warrants, respectively, at a price of $0.75 per Private Placement Warrant, or $2,300,000 in the aggregate, in a private placement. The fair value of the Private Placement Warrants issued to the Underwriters as of the Initial Public Offering was approximately $0.25 per warrant, for a total initial fair value of $773,471. The excess of cash received over the fair value of the Private Placement Warrants issued to the Underwriters was $1,526,528 and was reflected in additional paid-in capital on the unaudited condensed statements of changes in shareholders’ deficit for the three and six months ended June 30, 2026 (see also Note 8).

The Private Placement Warrants are identical to the warrants included in the units sold in the Initial Public Offering, subject to certain limited exceptions, so long as they are held by the Sponsor, Underwriters or the initial lender providing Working Capital Loans, as applicable, or any of their respective permitted transferees. The proceeds from the sale of the Private Placement Warrants will be added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants may expire worthless.